Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 81,012	$ 83,957	$ 76,869
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax	424	12	1,770
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	(910)	(9,279)	19,766
Other comprehensive income (loss), net of tax:
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(486)	(9,267)	21,536
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax	0	753	0
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax	0	0	11
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Reclassification Adjustments, Net of Tax	(1,549)	30,325	(39,448)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(1,549)	31,078	(39,437)
Other Comprehensive Income (Loss), Net of Tax	(2,035)	21,811	(17,901)
Comprehensive income	$ 78,977	$ 105,768	$ 58,968